SHARE BASED PAYMENTS (Narrative) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015 shares	Mar. 31, 2015 USD ($) yr shares	Mar. 31, 2015 CAD yr CAD / shares shares
Share Based Payments 1		12,108,016	12,108,016
Share Based Payments 2		930,031	930,031
Share Based Payments 3 | yr		10	10
Share Based Payments 4		654,481	654,481
Share Based Payments 5		930,031	930,031
Share Based Payments 6		2,300,000	2,300,000
Share Based Payments 7 | yr		10	10
Share Based Payments 8		1,150,000	1,150,000
Share Based Payments 9		1,150,000	1,150,000
Share Based Payments 10		2,300,000	2,300,000
Share Based Payments 11		2,300,000	2,300,000
Share Based Payments 12		3,520,000	3,520,000
Share Based Payments 13 | CAD			CAD 0.60
Share Based Payments 14 | yr		5	5
Share Based Payments 15		250,000	250,000
Share Based Payments 16 | CAD			CAD 0.60
Share Based Payments 17 | yr		5	5
Share Based Payments 18		12.50%	12.50%
Share Based Payments 19		87.50%	87.50%
Share Based Payments 20		12.50%	12.50%
Share Based Payments 21		100,000	100,000
Share Based Payments 22 | CAD			CAD 2.52
Share Based Payments 23 | yr		3	3
Share Based Payments 24		25.00%	25.00%
Share Based Payments 25		25.00%	25.00%
Share Based Payments 26		450,000	450,000
Share Based Payments 27 | CAD			CAD 2.92
Share Based Payments 28 | yr		5	5
Share Based Payments 29		100,000	100,000
Share Based Payments 30 | CAD			CAD 2.92
Share Based Payments 31 | yr		5	5
Share Based Payments 32		400,000	400,000
Share Based Payments 33 | CAD			CAD 2.96
Share Based Payments 34 | yr		5	5
Share Based Payments 35		25.00%	25.00%
Share Based Payments 36		25.00%	25.00%
Share Based Payments 37		100,000	100,000
Share Based Payments 38 | CAD			CAD 3.20
Share Based Payments 39 | yr		5	5
Share Based Payments 40 | CAD			CAD 0.54
Share Based Payments 41 | CAD			1.06
Share Based Payments 42 | CAD			CAD 1.14
Share Based Payments 43		1.08%	1.08%
Share Based Payments 44 | yr		4.1	4.1
Share Based Payments 45		67.85%	67.85%
Share Based Payments 46		0.00%	0.00%
Share Based Payments 105 | $		$ 2,303,664
Share Based Payments 106 | $		2,070,656
Share Based Payments 107 | $		$ 233,008
Share Based Payments 108 | CAD / shares			CAD 0.50
Share Based Payments 109		15,240,000	15,240,000
Share Based Payments 110 | CAD			CAD 7,620,000
Share Based Payments 111 | yr		2	2
Share Based Payments 112 | CAD			CAD 1.00
Share Based Payments 113 | $		$ 578,961
Share Based Payments 114		824,400	824,400
Share Based Payments 115 | CAD			CAD 1.00
Share Based Payments 116 | yr		2	2
Share Based Payments 117 | $		$ 67,709
Blah 2	12,108,016
Blah 147	1,750,931